Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Federal					$ 0	$ 0
State					2	2
International					24	5
Total provision for income taxes	$ 3	$ 6	$ 6	$ 10	$ 26	$ 7